Average Annual Total Returns - Voya Index Plus LargeCap Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception
Total	15.37%	13.51%	12.36%		Aug. 24, 2018	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	15.91%	14.06%	12.92%		Sep. 16, 2096	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	15.62%	13.78%	12.63%		Jul. 16, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.